Property, plant and equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, plant and equipment
Property, plant and equipment

(5) Property, plant and equipment

Property, plant and equipment consisted of the following:

	September 30, 2014	December 31, 2013
Land and improvements	$699,308	$3,049,765
Buildings and improvements	6,357,967	19,788,447
Equipment	2,920,561	1,306,597
Construction in progress	10,621	425,424

	9,988,457	24,570,233
Less accumulated depreciation	(1,487,214)	(1,722,379)

	$8,501,243	$22,847,854

Depreciation expense was $$646,465 and $1,667,619 for three and nine months ended September 30, 2014, respectively, and was $499,812 and $1,265,049 for three and nine months ended September 30, 2013, respectively. Certain assets disposed of in 2014 reduced accumulated depreciation at September 30, 2014.

(6) Property, plant and equipment

Property, plant and equipment consisted of the following:

	December 31, 2013	December 31, 2012
Land and improvements	$3,049,765	$—
Buildings and improvements	19,788,447	—
Equipment	1,306,597	34,562
Construction in progress	425,424

	24,570,233	34,562
Less accumulated depreciation	1,722,379	33,048

	$22,847,854	$1,514

Depreciation expense was $1,799,993 and $1,042 for years ended December 31, 2013 and 2012, respectively. Certain assets disposed of in 2013 reduced accumulated depreciation at December 31, 2013.